As filed with the Securities and Exchange Commission on December 23, 2025

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,866	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,866	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On December 30, 2025, pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment No. 2,849: iShares Broad USD Floating Rate Loan ETF

Explanatory Note

This Post-Effective Amendment No. 2,866 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 30, 2025, the effectiveness of the registration statement for the iShares Broad USD Floating Rate Loan ETF (the “Fund”), filed in Post-Effective Amendment No. 2,849 on October 15, 2025, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 2,866 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,849 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,866 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 23rd day of December 2025.

iSHARES TRUST

By:
Jessica Tan*
President

Date: December 23, 2025

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,866 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Stephen Cohen* Trustee Date: December 23, 2025

John E. Martinez*
Trustee

Date: December 23, 2025

Cecilia H. Herbert*
Trustee

Date: December 23, 2025

John E. Kerrigan*
Trustee

Date: December 23, 2025

Robert S. Kapito*
Trustee

Date: December 23, 2025

Madhav V. Rajan*
Trustee

Date: December 23, 2025

Jane D. Carlin*
Trustee

Date: December 23, 2025

Drew E. Lawton*
Trustee

Date: December 23, 2025

Richard L. Fagnani*
Trustee

Date: December 23, 2025

James Lam**
Trustee

Date: December 23, 2025

Laura F. Fergerson**
Trustee

Date: December 23, 2025

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: December 23, 2025

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: December 23, 2025

*

Powers of Attorney, each dated March 5, 2024, for Jessica Tan, Stephen Cohen, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,713, filed March 7, 2024.

**	Powers of Attorney, each dated April 8, 2024, for James Lam and Laura F. Fergerson are incorporated herein by reference to Post-Effective Amendment No. 2,726, filed April 18, 2024.